OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
OPTIONS
Schedule of Summary of stock options aoutstanding
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value

Outstanding at March 31, 2019	1,405,000	$0.34	5.80	1,405,000	$--
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Outstanding at September 30, 2020	1,405,000	$0.34	5.30	1,405,000	$--

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2018	1,365,000	$0.35	7.88	1,236,000	$--
Granted	40,000	0.25	9.00	16,000	--
Exercised	--	--	--	--	--
Outstanding at March 31, 2019	1,405,000	$0.34	6.80	1,397,000	$--
Granted
Exercised
Outstanding at March 31, 2020	1,405,000	$.34	5.80	1,405,000	$--